Penn Series Quality Bond Fund
FUND SUMMARY: QUALITY BOND FUND
Investment Objective
The Quality Bond Fund (the “Fund”) seeks the highest income over the long term that is consistent with the preservation of principal.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Penn Series Quality Bond Fund Quality Bond Fund
Investment Advisory Fees		0.44%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.71%
[1]	The expense information in the table has been restated to reflect an increase in the Fund's Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Penn Series Quality Bond Fund Quality Bond Fund	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities, such as corporate bonds, U.S. government bonds, U.S. government agency securities, commercial paper, mortgage-backed securities, such as collateralized mortgage obligations (“CMOs”), asset-backed securities, money market securities and other debt obligations. The Fund will invest primarily in marketable investment grade debt securities, which are those securities rated BBB- or above by S&P, Baa3 or above by Moody’s, or, if unrated, determined by the Adviser to be of comparably quality. The Fund will invest no more than 10% of its total assets in below investment grade debt securities (commonly known as “junk bonds”). In addition, the Fund may invest in convertible securities. The Adviser uses an active bond-management approach and seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). In addition, the Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

Although the Fund may invest in securities of any duration, under normal circumstances it maintains average portfolio duration of 3.5 and 5.5 years. Duration is a measure used to determine the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.
Principal Risks of Investing
Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of the Fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, it holds defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Fixed Income Market Risk.  Economic, regulatory and other market developments can adversely affect fixed income securities markets in the United States and abroad. Certain developments may lead to increased volatility and reduced liquidity in particular fixed income securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. The value of the Fund’s investments may also fluctuate sometimes rapidly or unpredictably in response to factors affecting the securities markets generally. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Prepayment and Extension Risk.  Fixed income securities in which the Fund may invest may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could adversely affect the Fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the Fund may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Mortgage-Backed Securities Risk.  Mortgage-backed securities, including CMOs, are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk.  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the Fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

An investment in the Fund may be appropriate for investors who are seeking investment income and preservation of principal.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
6.59%	-2.75%
9/30/2011	6/30/2013

Average Annual Total Return (for Periods Ended December 31, 2013)
Average Annual Total Returns Penn Series Quality Bond Fund	1 Year	5 Years	10 Years
Quality Bond Fund	(2.97%)	4.40%	4.57%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%